Convertible Preferred Stock - Additional Information (Detail) - $ / shares		1 Months Ended	7 Months Ended
	Feb. 07, 2019	Oct. 31, 2018	Oct. 31, 2018	Dec. 31, 2018
Temporary Equity [Line Items]
Convertible preferred stock, conversion rate	100.00%
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares issued			9,373,633
Convertible preferred stock, issuance price per share		$ 14.2154	$ 14.2154	$ 14.22
Series E Convertible Preferred Stock | Board Member
Temporary Equity [Line Items]
Convertible preferred stock, shares issued		24,621